Other operating Income and Expenses	12 Months Ended
Dec. 31, 2022
Other operating Income and Expenses [Abstract]
Other operating Income and Expenses
34.	Other operating Income and Expenses:

a)	During the year 2022, 2021 and 2020, the Bank and its subsidiaries present other operating income, according to the following:

	2022	2021	2020
	MCh$	MCh$	MCh$

Revaluation of prepaid monthly payments	17,044	5,183	1,569
Income from investment properties	6,765	6,069	5,808
Income from correspondent banks	3,116	2,800	2,841
Expense recovery	1,979	1,333	6,456
Fiduciary and trustee commissions	135	261	316
Tax management income	116	3,117	1,565
Foreign trade income	75	55	73
Expense recovery income	48	70	53
Others income	381	2,175	1,607
Total	29,659	21,063	20,288

b)	During the year 2022, 2021 and 2020, the Bank and its subsidiaries present other operating expenses, according to the following:

	2022	2021	2020
	MCh$	MCh$	MCh$

Write-offs for operating risks	18,392	13,898	10,625
Card administration	2,086	2,099	2,599
Correspondent banks	3,321	2,614	1,804
Expenses for credit operations of financial leasing	4,786	242	5,817
Legal expenses	1,572	357	—
Expense of provisions for operational risk	1,523	765	239
Tax fines	402	5	5
Renegotiated loan insurance premium	351	416	—
Life ensurance	258	233	586
Expenses for charge-off leased assets recoveries	130	583	210
Provisions for trials and litigation	56	2	202
Contribution to other organisms	10	257	331
Provision for pending operations	(197)	1,236	55
Expense recovery from operational risk events	(6,050)	(4,010)	(5,422)
Others expenses	1,061	651	2,226
Total	27,701	19,348	19,277